Investment Portfolioas of August 31, 2026 (Unaudited)
DWS Strategic High Yield Tax-Free Fund
	Principal Amount ($)	Value ($)

Municipal Investments 96.9%
Alabama 0.5%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	834,990
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,165,000	1,199,094
		2,034,084
Alaska 0.1%
Alaska, Alaska Railroad Corp., Revenue, AMT, 6.0%, 10/1/2050, INS: AG	500,000	537,301
Arizona 4.3%
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.0%, 6/15/2064	1,000,000	784,966
Arizona, State Industrial Development Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.75%, 3/1/2065	4,570,000	4,691,267
Arizona, State Industrial Development Authority, Education Facility Revenue, Odyssey Preparatory Academy Project, 144A, 5.0%, 7/1/2049	1,420,000	1,175,802
Arizona, State Industrial Development Authority, Education Revenue, BASIS School Projects:
Series G, 144A, 5.0%, 7/1/2047	1,000,000	931,254
Series D, 144A, 5.0%, 7/1/2051	1,035,000	933,714
Series G, 144A, 5.0%, 7/1/2051	550,000	496,177
Series A, 144A, 5.25%, 7/1/2047	1,000,000	961,868
Maricopa County, AZ, Industrial Development Authority Revenue, Grand Canyon University Obligated Group, 144A, 7.375%, 10/1/2029	2,000,000	2,072,046
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Benjamin Franklin Charter School Project, Series A, 144A, 6.0%, 7/1/2052	1,000,000	998,336
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	1,755,000	1,585,319
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project:
Series 2022, 144A, 4.0%, 6/15/2057	2,060,000	1,404,300
144A, 5.0%, 6/15/2049	1,060,000	893,661
144A, 5.0%, 6/15/2052	710,000	583,644
		17,512,354
California 8.2%
California, Bay Area Toll Authority, Toll Bridge Revenue, Series A, 2.35% (b), 9/1/2026, LOC: Barclays Bank PLC	2,000,000	2,000,000
California, CSCDA Community Improvement Authority, Essential Housing Revenue:
Series A-1, 144A, 3.5%, 10/1/2046	4,485,000	3,493,029
Series A, 144A, 5.0%, 7/1/2051	750,000	699,103
California, Golden State Tobacco Securitization Corp., Tobacco Settlement Revenue, Series B-1, 3.85%, 6/1/2050	1,490,000	1,348,478
California, Morongo Band of Mission Indians Revenue, Series B, 144A, Prerefunded, 5.0%, 10/1/2042	1,145,000	1,201,877
California, M-S-R Energy Authority, Series B, 7.0%, 11/1/2034, GTY: Citigroup, Inc.	5,750,000	6,766,666
California, Public Finance Authority Revenue, ISF Ativo Portfolio Obligated Group, Series 2025-A, 144A, 6.625%, 3/1/2065	945,000	974,917

California, River Islands Public Financing Authority, Special Tax, Community Facilities District No. 2019-1, Phase 2 Public Improvements:
3.875%, 9/1/2049	2,630,000	2,022,942
4.0%, 9/1/2046	2,000,000	1,667,372
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	4,180,000	4,314,115
California, State Municipal Finance Authority, Barlow Respiratory Hospital Obligated Group, Series A, 4.0%, 9/1/2040	1,635,000	1,419,843
California, State Public Finance Authority Revenue, Marisol HB LLC Obligated Group, Series A, 144A, 5.1% (a), 4/1/2066	1,700,000	1,695,101
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	4,615,000	4,615,688
Long Beach, CA, Carnival Cruise Terminal Financing, 144A, 7.282%, 11/1/2030, GTY: Carnival Corp.	1,000,000	964,277
		33,183,408
Colorado 6.0%
Colorado, Aurora Highlands Community Authority Board, Special Tax Revenue, Series A, 5.75%, 12/1/2051	5,000,000	4,951,830
Colorado, Broadway Station Metropolitan District No. 3, Series B, 0%–7.5%, 12/1/2049 (c)	2,000,000	704,414
Colorado, Denver Health & Hospital Authority Revenue, Series A, 6.0%, 12/1/2055	415,000	435,071
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	1,667,000	1,669,436
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028, GTY: Merrill Lynch & Co.	4,160,000	4,305,638
Colorado, St. Vrain Lakes Metropolitan District No. 4, General Obligation, Series A, 144A, 0%–6.75%, 9/20/2054 (c)	2,500,000	1,872,809
Colorado, State Educational & Cultural Facilities Authority Revenue, Stanley Partnership for Art Culture & Education LLC, Series A-1, 144A, 6.875%, 2/1/2059	1,500,000	1,558,411
Colorado, Sterling Ranch Community Authority Board Revenue, Metropolitan District No. 4 Subdistrict A, Series A, 6.5%, 12/1/2054	1,000,000	1,025,885
Colorado, Sterling Ranch Community Authority Board Revenue, Metropolitan District No. 4 Subdistrict B, Series A, 144A, 5.75%, 12/1/2054	2,000,000	1,945,601
Denver City & County, CO, Airport System Revenue:
Series B, AMT, 5.5%, 11/15/2040	365,000	392,050
Series B, AMT, 5.5%, 11/15/2042	335,000	357,589
Series B, AMT, 5.5%, 11/15/2043	335,000	356,371
Denver, CO, Convention Center Hotel Authority Revenue:
5.0%, 12/1/2033	500,000	501,332
5.0%, 12/1/2034	1,000,000	1,002,374
Denver, CO, Urban Renewal Authority, Tax Increment Revenue, 9th Urban Redevelopment Area, Series A, 144A, 5.25%, 12/1/2039	1,575,000	1,575,983
Douglas County, CO, Rampart Range Metropolitan District No. 5:
4.0%, 12/1/2041	560,000	496,665
4.0%, 12/1/2051	1,590,000	1,253,860
		24,405,319
Connecticut 1.2%
Connecticut, State Health & Educational Facilities Authority Revenue, Yale University:
Series A, 2.9% (b), 9/1/2026	2,900,000	2,900,000
Series A-3, 2.9% (b), 9/1/2026	2,100,000	2,100,000
		5,000,000
District of Columbia 0.6%
District of Columbia, Airport Authority, Dulles Toll Road Revenue, Series B, 3.0%, 10/1/2050, INS: AG	1,395,000	967,033

District of Columbia, Two Rivers Public Charter School, Inc.:
5.0%, 6/1/2040	1,000,000	969,158
5.0%, 6/1/2055	750,000	669,531
		2,605,722
Florida 13.9%
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project:
Series A, 144A, AMT, 4.0%, 10/1/2051, GTY: Babcock Ranch IRR LLC	1,500,000	1,179,919
144A, 5.0%, 10/1/2049	1,500,000	1,417,523
AMT, 6.125%, 10/1/2055	2,550,000	2,591,621
City of South Miami, FL, Health Facilities Authority Inc., Revene, Baptist Health South Florida Obligated Group, 4.0%, 8/15/2042	3,000,000	2,818,855
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.25%, 6/1/2038	1,315,000	1,315,485
Florida, Capital Project Finance Authority, Student Housing Revenue, Loan Program:
Series A-1, 5.0%, 10/1/2032	230,000	238,170
Series A-1, 5.0%, 10/1/2033	230,000	237,316
Series A-1, 5.0%, 10/1/2034	230,000	236,152
Series A-1, 5.0%, 10/1/2035	115,000	117,468
Florida, Capital Projects Finance Authority Revenue, Trilogy Community Development Foundation, Inc. Obligated Group:
Series A, 144A, 7.125%, 1/1/2065	1,835,000	1,918,576
Series A, 144A, 7.25%, 1/1/2055	1,100,000	1,170,929
Florida, Capital Trust Agency, Educational Facilities Authority, Charter Educational Foundation Project, Series A, 144A, 5.375%, 6/15/2048	1,840,000	1,694,167
Florida, Capital Trust Agency, Southeastern University Obligated Group Project:
Series A, 144A, 6.25%, 5/1/2048	2,000,000	2,048,610
Series A, 144A, 6.375%, 5/1/2053	800,000	816,744
Florida, Capital Trust Authority Revenue, Madrone Florida Tech Student Housing I LLC, Series A, 144A, 5.375%, 7/1/2065	750,000	697,540
Florida, Development Finance Corp., AAF Operations Holdings LLC, 144A, AMT, 12.0% (a), 7/15/2032 * (d)	1,360,000	380,800
Florida, Development Finance Corp., Brightline Trains Florida LLC:
AMT, 5.0%, 7/1/2041	1,000,000	735,000
AMT, 5.5%, 7/1/2053	2,750,000	2,021,250
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series B, 5.0%, 7/1/2042	920,000	870,157
Series B, 5.0%, 7/1/2051	920,000	833,919
Series B, 5.0%, 7/1/2057	1,030,000	914,728
Florida, State Development Finance Corp., Learning Gate Community School Project, Series A, 5.0%, 2/15/2048	1,150,000	1,023,895
Florida, State Development Finance Corp., Senior Living Revenue, The Cabana at Jensen Dunes Project:
Series A, 144A, 5.0%, 11/15/2056	1,100,000	868,190
Series A, 144A, 5.25%, 11/15/2056	9,000,000	7,113,459
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology:
4.0%, 10/1/2044	3,395,000	2,914,874
4.0%, 10/1/2049	1,905,000	1,564,941
Florida, State Higher Educational Facilities Financial Authority Revenue, Jacksonville University Project, Series A-1, 144A, 4.75%, 6/1/2038	1,300,000	1,242,397
Florida, Village Community Development District No. 14, Special Assessment Revenue, 5.5%, 5/1/2053	2,475,000	2,488,837
Florida, Village Community Development District No. 15, Special Assessment Revenue, 144A, 5.25%, 5/1/2054	690,000	679,888
Jacksonville, FL, Educational Facilities Revenue, Jacksonville University Project, Series B, 144A, 5.0%, 6/1/2053	3,250,000	2,874,950

Lake County, FL, Educational Facilities Revenue, Imagine South Lake Charter School Project, Series A, 144A, 5.0%, 1/15/2054	2,070,000	1,719,158
Orange County, FL, State Health Facilities Authority Revenue, Orlando Health Obligated Group, Series 2025-A, 5.25%, 10/1/2056	2,665,000	2,701,383
Osceola County, FL, Transportation Revenue, Series A2, Zero Coupon, 10/1/2052	3,400,000	775,319
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	680,000	746,747
Series C, 7.625%, 5/15/2058	910,000	1,001,055
Seminole County, FL, Industrial Development Authority, Legacy Pointe At UCF Project:
Series A, 5.25%, 11/15/2039	445,000	434,322
Series A, 5.5%, 11/15/2049	3,800,000	3,525,075
		55,929,419
Georgia 1.2%
George L Smith II, GA, George L Smith II World Congress Center Authority, Convention Center Hotel Second Tier Revenue, Series B, 144A, 5.0%, 1/1/2054	3,365,000	3,156,744
Georgia, The Atlanta Development Authority Revenue, Capital Appreciation Convertible Economic Development Certificates, “A”, Series 1, 144A, 0%–6.5%, 12/15/2048 (c)	1,750,000	1,600,989
		4,757,733
Hawaii 1.5%
Hawaii, State Department of Budget & Finance Revenue, Queen's Health Systems Obligated Group, Series B, 2.95% (b), 9/1/2026, LOC: Barclays Bank PLC	6,000,000	6,000,000
Idaho 0.5%
Idaho, State Health Facilities Authority Revenue, St Luke's Health System Ltd. Obligated Group, Series 2025-A, 5.25%, 3/1/2050	1,945,000	1,990,826
Illinois 2.9%
Chicago, IL, O'Hare International Airport Revenue, Series A, AMT, 5.5%, 1/1/2053	2,330,000	2,393,102
City of Chicago, IL, General Obligation, Series A, 6.0%, 1/1/2050	840,000	865,472
Illinois, Chicago Board of Education, General Obligation, Series C, 5.5%, 12/1/2045	1,000,000	972,199
Illinois, Housing Development Authority Revenue, Series E, 5.25%, 10/1/2052	2,455,000	2,552,443
Illinois, State Finance Authority Revenue, Friendship Village of Schaumburg, 5.125%, 2/15/2045 * (d)	7,076,266	212,288
Illinois, State General Obligation:
Series A, 5.0%, 12/1/2042	1,610,000	1,616,909
5.5%, 5/1/2039	1,535,000	1,605,886
5.75%, 5/1/2045	1,470,000	1,528,668
		11,746,967
Indiana 1.9%
Indiana, State Finance Authority Revenue, Educational Facilities, Rock Creek Community Academy Inc., Project, Series A, 144A, 6.125%, 7/1/2048	3,660,000	3,569,036
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	1,190,000	1,216,586
Series E, 6.125%, 3/1/2057	600,000	616,265
Series F, 7.75%, 3/1/2067	2,000,000	2,153,691
		7,555,578
Iowa 1.7%
Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series 2024-B, 7.25%, 5/15/2035	2,085,000	2,065,478
Series B, 7.5%, 5/15/2053	455,000	499,662

Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	5,210,000	4,186,169
Iowa, State Student Loan Liquidity Corp., Senior Revenue, Series B, AMT, 3.0%, 12/1/2039	90,000	87,933
		6,839,242
Kentucky 0.6%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	1,275,000	1,275,552
Kentucky, State Public Energy Authority Revenue, Series B, 5.0%, 12/1/2033, GTY: Jefferies Financial Group	1,280,000	1,302,235
		2,577,787
Louisiana 0.5%
Louisiana, State Public Facilities Authority Revenue, Calcasieu Bridge Partners LLC, AMT, 5.75%, 9/1/2064	2,000,000	2,051,339
Maryland 1.7%
Maryland, Economic Development Corp. Revenue, University of Maryland, College Park Leonardtown Project, 5.0%, 7/1/2054, INS: AG	3,500,000	3,470,547
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare Obligated Group, 5.25%, 1/1/2046 (e)	1,165,000	1,198,275
Maryland, State Health & Higher Educational Facilities Authority Revenue, University of Maryland Medical System Obligated Group, Series 2025-A, 5.25%, 7/1/2052	2,000,000	2,030,640
		6,699,462
Massachusetts 3.2%
Massachusetts, Development Finance Agency Revenue Bond, NewBridge on the Charles, Inc., Obligated Group, 144A, 5.0%, 10/1/2057	3,000,000	2,828,069
Massachusetts, Development Finance Agency Revenue, Care Communities LLC Obligated Group, Series A-1, 144A, 6.5%, 7/15/2060	4,000,000	4,039,475
Massachusetts, State Development Finance Agency Revenue, CHF Wentworth, Inc.:
Series A, 144A, 5.5%, 7/1/2066	1,000,000	963,799
Series C, 144A, 6.125%, 7/1/2066	880,000	852,381
Massachusetts, State Development Finance Agency Revenue, GingerCare Living, Inc., Obligated Group, Series A, 144A, 5.875%, 12/1/2060	2,000,000	1,846,547
Massachusetts, State Development Finance Agency Revenue, Middlesex Sustainable Energy Partners, Series A, 6.0%, 10/1/2049	1,250,000	1,330,486
Massachusetts, State Development Finance Agency Revenue, Springfield College, Series A, 4.0%, 6/1/2056	835,000	597,534
Massachusetts, State Health & Educational Facilities Authority Revenue, Mass General Brigham, Inc., Series F-3, 2.24% (b), 9/7/2026, LOC: TD Bank NA	500,000	500,000
		12,958,291
Minnesota 0.6%
Minnesota, State Housing Finance Agency, Series I, 5.0%, 7/1/2053	2,360,000	2,443,527
Missouri 0.8%
Kansas City, MO, Land Clearance Redevelopment Authority Project Revenue, Convention Center Hotel Project, Series A, 144A, 6.25%, 4/15/2049	3,750,000	3,399,043
Nevada 1.8%
Nevada, Department of Business & Industry Revenue, Brightline West Passenger Rail Project, Series B, 144A, AMT, 12.0% (a), 1/1/2065	3,005,000	1,908,175
Nevada, Reno-Tahoe Airport Authority Revenue:
Series A, AMT, 5.25%, 7/1/2049	500,000	509,402
Series A, AMT, 5.25%, 7/1/2054	400,000	403,646

Nevada, Tahoe Douglas Visitors Authority, Stateline Revenue:
5.0%, 7/1/2040	1,000,000	1,008,732
5.0%, 7/1/2045	1,000,000	1,001,196
5.0%, 7/1/2051	1,000,000	956,908
Reno, NV, Sales Tax Revenue, Transportation Rail Access, Series C, 144A, Zero Coupon, 7/1/2058	10,500,000	1,670,031
		7,458,090
New Jersey 1.9%
New Jersey, State Covid-19 General Obligation Emergency Bonds, Series A, 4.0%, 6/1/2031	415,000	433,359
New Jersey, State Economic Development Authority Revenue, Series SSS, 5.25%, 6/15/2038	400,000	434,605
New Jersey, State Economic Development Authority Revenue, Black Horse EHT Urban Renewal LLC Project, Series A, 144A, 5.0%, 10/1/2039	3,795,000	2,912,320
New Jersey, State Higher Education Student Assistance Authority, Revenue:
Series B, AMT, 4.25%, 12/1/2045	1,340,000	1,310,854
Series A, AMT, 4.25%, 12/1/2046	1,000,000	969,608
Series C, AMT, 5.0%, 12/1/2053	605,000	568,803
New Jersey, State Housing & Mortgage Finance Agency, Single Family Housing Revenue, Series I, 5.0%, 10/1/2053	810,000	834,968
		7,464,517
New Mexico 0.5%
New Mexico, State Mortgage Finance Authority, “I”, Series D, 3.25%, 7/1/2044	2,460,000	2,006,444
New York 5.3%
Buffalo & Erie County, NY, Industrial Land Development Corp., D'Youville College Project:
Series A, 4.0%, 11/1/2040	1,200,000	1,009,585
Series A, 4.0%, 11/1/2045	2,500,000	1,948,436
Monroe County, NY, Industrial Development Corp. Revenue, St. Ann's Community Project, 5.0%, 1/1/2050	2,750,000	2,434,944
New York, State Transportation Development Corp. Revenue, JFK Millennium Partners LLC, Series A, AMT, 5.5%, 12/31/2060	1,565,000	1,568,875
New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment, AMT, 5.625%, 4/1/2040	1,290,000	1,359,017
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 5.375%, 8/1/2036	900,000	929,214
AMT, 5.375%, 6/30/2060	1,085,000	1,073,834
AMT, 5.5%, 6/30/2054	2,000,000	2,014,973
AMT, 6.0%, 6/30/2054	250,000	256,642
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 4.0%, 12/1/2042	1,200,000	1,069,121
New York City, NY, General Obligation, Series A-4, 3.1% (b), 9/1/2026, SPA: State Street B&T Co.	500,000	500,000
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue, Series AA-6, 2.9% (b), 9/1/2026, SPA: Mizuho Bank Ltd.	200,000	200,000
New York City, NY, State Housing Development Corp. 8 Spruce St. Project, “F”, Series F, 5.25%, 12/15/2031	1,000,000	1,024,936
New York Counties, NY, Tobacco Trust IV, Series F, Zero Coupon, 6/1/2060	35,000,000	1,674,830
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, Series A, 5.7%, 1/1/2028 * (d)	2,125,000	1,062,500
Westchester County, NY, Local Development Corp. Revenue, QSH LLC, Series A, 144A, 6.5%, 12/1/2065	2,000,000	2,051,223
Westchester County, NY, Local Development Corp., Health Care Corp. Obligated Group Revenue, 5.75%, 11/1/2053, INS: AG	1,000,000	1,047,562
		21,225,692

North Carolina 0.1%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	360,000	363,801
Ohio 0.8%
Buckeye, OH, Tobacco Settlement Financing Authority, “2”, Series B-2, 5.0%, 6/1/2055	2,500,000	1,911,769
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A, 5.75%, 1/1/2053	380,000	388,798
Ohio, Port of Greater Cincinnati Development Authority Revenue, 144A, 5.75%, 3/1/2059	1,000,000	954,648
		3,255,215
Oklahoma 1.1%
Oklahoma, State Development Finance Authority, Health System Revenue, OU Medicine Project:
Series B, 5.25%, 8/15/2048	1,545,000	1,541,356
Series A, 5.5%, 8/15/2041	1,360,000	1,351,903
Series A, 5.5%, 8/15/2044	1,445,000	1,448,788
		4,342,047
Pennsylvania 1.0%
Chester County, PA, Industrial Development Authority, Special Obligation Revenue, Woodlands at Graystone Neighborhood Improvement Project, 144A, 5.125%, 3/1/2048	274,000	268,549
Pennsylvania, Higher Education Assistance Agency Education Loan Revenue, AMT, 4.125%, 6/1/2045	2,051,000	1,968,541
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 145A, 6.0%, 10/1/2054	865,000	926,305
Philadelphia, PA, Authority For Industrial Development, Philadelphia Electrical and Technology Charter High School Project, Series A, 4.0%, 6/1/2051	875,000	669,210
		3,832,605
Rhode Island 1.8%
Rhode Island, Health and Educational Building Corp. Revenue, PRG - RI Properties LLC, Series A, 5.0%, 7/1/2050, INS: AG	3,000,000	3,004,336
Rhode Island, Student Loan Authority Revenue:
Series A, AMT, 4.125%, 12/1/2043	2,330,000	2,225,795
Series A, AMT, 5.0%, 12/1/2044	1,925,000	1,871,581
		7,101,712
South Carolina 0.7%
South Carolina, Public Service Authority Revenue:
Series B, 4.0%, 12/1/2047	1,820,000	1,635,493
Series A, 4.0%, 12/1/2055	1,000,000	841,957
South Carolina, State Jobs-Economic Development Authority Revenue, Novant Health Obligated Group, Series A, 5.5%, 11/1/2054	500,000	517,711
		2,995,161
South Dakota 0.4%
Lincoln County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	2,050,000	1,533,081
Tennessee 2.0%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Erlanger Health Obligated Group, 5.25%, 12/1/2049	2,500,000	2,547,205
Metropolitan Nashville, TN, Airport Authority Revenue, Series B, AMT, 4.0%, 7/1/2049	1,000,000	865,157

Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp., Series A, 4.0%, 11/1/2055	4,000,000	3,113,539
Shelby County, TN, Health & Educational Facilities Board Revenue, Madrone Memphis Student Housing I LLC, Series A1, 144A, 5.25%, 6/1/2056	615,000	583,251
Tennessee, New Memphis Arena Public Building Authority, City of Memphis Project, 4.0%, 4/1/2031	750,000	780,325
		7,889,477
Texas 4.9%
Houston, TX, Airport System Revenue, United Airlines, Inc., Series B, AMT, 5.5%, 7/15/2039	2,340,000	2,438,075
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	3,715,000	2,992,113
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project:
Series A, 5.0%, 10/1/2041	450,000	403,093
Series A, 5.0%, 10/1/2051	1,735,000	1,442,501
Texas, Fort Worth International Airport Revenue, Series A-1, AMT, 5.25%, 11/1/2044	3,375,000	3,488,531
Texas, Greater Texas Cultural Education Facilities Finance Corp. Revenue, Biomedical Research Institute, Series A, 5.25%, 6/1/2054	2,500,000	2,341,845
Texas, Mission Economic Development Corp. Revenue, Graphic Packaging International LLC, Series A, 144A, AMT, 5.0% (a), 12/1/2064 (e)	625,000	641,295
Texas, New Hope Cultural Education Facilities Finance Corp. Revenue, Bridgemoor Plano Project, Series A-1, 7.25%, 12/31/2030 * (d)	57,131	5,713
Texas, New Hope Cultural Education Facilities Finance Corp., Education Revenue, Cumberland Academy Project, Series A, 144A, 5.0%, 8/15/2050	3,550,000	2,927,352
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,485,000	1,517,073
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, Senior Lien, NTE Mobility Partners Segments 3 LLC, AMT, 5.0%, 6/30/2058	1,100,000	1,069,203
Texas, State General Obligation, 2.45% (b), 9/7/2026, SPA: JPMorgan Chase Bank NA	320,000	320,000
		19,586,794
Utah 4.4%
Utah, Black Desert Public Infrastructure District Special Assessment, Public Infrastructure District Black Desert Assessment Area No. 1, 144A, 5.625%, 12/1/2053	1,948,630	1,971,240
Utah, Downtown Daybreak Public Infrastructure District No. 1 Revenue, City of South Jordan UT South Station Housing and Transit Reinvestment Zone, 144A, 5.875%, 3/1/2051	1,600,000	1,608,966
Utah, Mida Mountain Village Public Infrastructure District, Tax Allocation:
Series 1, 144A, 5.125%, 6/15/2054	1,375,000	1,318,249
Series 1, 144A, 5.5%, 6/1/2050	500,000	502,081
Series 1, 144A, 5.5%, 6/1/2055	2,500,000	2,483,622
Series 1, 144A, 5.75%, 6/1/2060	500,000	508,147
Series 2, 144A, 6.0%, 6/15/2054	1,810,000	1,842,466
Utah, Military Installation Development Authority Revenue, Recreation Fac Project Area, Series A-1, 4.0%, 6/1/2052	1,250,000	1,021,718
Utah, Point Phase 1 Public Infrastructure District No. 1 Revenue, Series A-1, 6.125%, 3/1/2055	2,165,000	2,227,840
Utah, Resort Core Public Infrastructure District No. 01, General Obligation, Series A-1, 144A, 5.875%, 3/1/2057	1,000,000	1,005,412
Utah, State Charter School Financing Authority Revenue, Freedom Academy Foundation Project, 144A, 5.375%, 6/15/2048	3,990,000	3,292,246
		17,781,987
Vermont 0.4%
Vermont, State Educational & Health Buildings Financing Agency Revenue, St Michael's College, Inc., 144A, 5.5%, 10/1/2043	2,000,000	1,731,511

Virginia 3.1%
Roanoke County, VA, Economic Development Authority Revenue, Richfield Living, 5.5% (a), 9/1/2058	1,475,000	1,432,614
Virginia, Marquis Community Development Authority Revenue:
Series C, 9/1/2041 *	11,070,000	27,675
Series B, 1.688%, 9/1/2041 (d) (f)	7,416,000	2,521,440
144A, 2.25%, 9/1/2045 (d) (f)	2,284,000	776,560
Virginia, Peninsula Town Center, Community Development Authority Revenue, Special Obligation, 144A, 5.0%, 9/1/2037	1,400,000	1,404,867
Virginia, Small Business Financing Authority Revenue, 95 Express Lanes LLC Project, AMT, 4.0%, 1/1/2040	2,340,000	2,198,959
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	4,400,000	4,098,838
		12,460,953
Washington 1.6%
Washington, State Convention Center Public Facilities District:
Series B, 3.0%, 7/1/2048, INS: AG	4,120,000	2,964,054
Series B, 3.0%, 7/1/2058	2,080,000	1,308,911
Washington, State Health Care Facilities Authority Revenue, CommonSpirit Health Obligation Group, Series A, 5.5%, 9/1/2055	1,000,000	1,033,821
Washington, State Housing Finance Commission Revenue, Horizon House Obligated Group, Series A, 6.25%, 1/1/2061	1,000,000	1,014,617
Washington, State Housing Finance Commission, Panorama Project, 2.28% (b), 9/7/2026, LOC: Wells Fargo Bank NA	190,000	190,000
		6,511,403
Wisconsin 8.4%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project:
Series A-1, 5.0%, 7/1/2043	4,150,000	4,115,666
Series B, 5.0%, 7/1/2048	1,910,000	1,747,213
Series B, 5.0%, 7/1/2053	1,875,000	1,658,100
Wisconsin, Public Finance Authority Educational Facility Revenue, Noorba College of Osteopathic Media Project, Series B, 144A, 6.5%, 6/1/2045	3,335,000	3,072,075
Wisconsin, Public Finance Authority Revenue, Inperium, Inc. Obligated Group, 144A, 6.0%, 12/1/2055	1,000,000	1,001,294
Wisconsin, Public Finance Authority Revenue, Million Air Three Obligated Group:
Series A, 144A, AMT, 6.25%, 9/1/2046	205,000	207,938
Series B, 144A, AMT, 7.0%, 9/1/2054	200,000	209,680
Wisconsin, Public Finance Authority Revenue, Million Air Two LLC Obligated Group, Series A, 144A, AMT, 5.375%, 6/1/2046	535,000	528,463
Wisconsin, Public Finance Authority Revenue, SR 400 Peach Partners LLC, Series 2025, AMT, 5.75%, 12/31/2065	3,000,000	3,080,915
Wisconsin, Public Finance Authority, Education Revenue, Mountain Island Charter School Ltd.:
5.0%, 7/1/2047	2,000,000	1,892,552
5.0%, 7/1/2052	1,000,000	916,147
Wisconsin, Public Finance Authority, Education Revenue, North Carolina Leadership Academy, Series A, 144A, 5.0%, 6/15/2049	520,000	474,678
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	3,000,000	2,469,825
Wisconsin, Public Finance Authority, Roseman University of Health Sciences Project:
144A, 4.0%, 4/1/2042	250,000	217,427
144A, Prerefunded, 4.0%, 4/1/2042	5,000	5,192
144A, Prerefunded, 4.0%, 4/1/2052	15,000	15,577

Wisconsin, Public Finance Authority, Senior Living Community First Mortgage Revenue, Cedars Obligated Group:
144A, 5.5%, 5/1/2039	635,000	527,612
144A, 5.75%, 5/1/2054	3,665,000	2,650,640
Wisconsin, Public Finance Authority, Wisconsin Hotel Revenue, Senior Lien Grand Hyatt San Antonio Hotel, Series B, 144A, 6.0%, 2/1/2062	5,000,000	5,052,242
Wisconsin, Public Financing Authority, Retirement Facilities Revenue, Southminster, Inc., 144A, 5.0%, 10/1/2053	1,000,000	917,672
Wisconsin, State Health & Educational Facilities Authority Revenue, Chiara Housing & Services, Inc. Obligated Group:
5.875%, 7/1/2055	660,000	648,139
6.0%, 7/1/2060	700,000	688,839
6.625%, 7/1/2060	1,910,000	1,982,168
		34,080,054
Guam 0.2%
Guam, Government Waterworks Authority, Water & Wastewater System Revenue, Series A, 5.0%, 1/1/2050	655,000	659,709
Puerto Rico 4.6%
Puerto Rico, Commonwealth Aqueduct and Sewer Authority, Series A, 144A, 4.0%, 7/1/2042	2,000,000	1,879,460
Puerto Rico, General Obligation:
Series A, Zero Coupon, 7/1/2033	3,602,431	2,632,597
Series A1, 4.0%, 7/1/2033	1,255,987	1,251,622
Series A1, 4.0%, 7/1/2035	230,098	226,770
Series A1, 4.0%, 7/1/2037	2,007,160	1,946,888
Series A1, 4.0%, 7/1/2041	2,098,773	1,949,380
Series A1, 5.625%, 7/1/2027	140,882	143,196
Series A1, 5.75%, 7/1/2031	269,953	291,373
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue:
Series A-1, Zero Coupon, 7/1/2046	2,000,000	719,899
Series A-1, Zero Coupon, 7/1/2051	4,207,000	1,102,583
Series A-1, 4.75%, 7/1/2053	4,800,000	4,542,161
Series A-1, 5.0%, 7/1/2058	2,000,000	1,940,970
		18,626,899
Total Municipal Investments (Cost $414,778,016)		391,134,554

Underlying Municipal Bonds of Inverse Floaters (g) 3.9%
California 1.3%
California, Water Utility Improvements, 5.0%, 3/1/2049 (h)	5,000,000	5,215,767
Trust: California, Water Utility Improvements, General Obligation, Series 2025- XM1227, 144A, 10.64%, 3/1/2033, Leverage Factor at purchase date: 4 to 1
New York 2.6%
New York City, NY, General Obligation, Series A-1, 5.5%, 8/1/2050 (h)	5,200,000	5,473,448
Trust: New York City, NY, General Obligation, Series 2025-XM1310, 144A, 11.47%, 8/1/2033, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority, 5.25%, 5/1/2048 (h)	5,000,000	5,170,791
Trust: New York City, NY, Transitional Finance Authority, Series 2025-XM1262, 144A, 12.75%, 5/1/2033, Leverage Factor at purchase date: 4 to 1
		10,644,239
Total Underlying Municipal Bonds of Inverse Floaters (Cost $16,009,539)		15,860,006

Corporate Bonds 0.4%
Consumer Discretionary 0.4%
Grand Canyon University, 5.125%, 10/1/2028	1,570,000	1,549,480
Industrials 0.0%
Brightline East LLC, 144A, 11.0%, 1/31/2030	2,500,000	100,000
Total Corporate Bonds (Cost $3,911,191)		1,649,480

	Shares	Value ($)

Closed-End Investment Companies 0.3%
Nuveen Quality Municipal Income Fund (Cost $1,166,772)	102,188	1,199,687

Open-End Investment Companies 0.1%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.27% (i) (Cost $239,896)	239,872	239,896

Warrants 0.0%
BL Train Holdings West LLC, Expiration Date 11/26/2035* (j) (Cost $0)	25,020	0

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $436,105,414)	101.6	410,083,623
Floating Rate Notes (g)	(2.8)	(11,400,000)
Other Assets and Liabilities, Net	1.2	4,805,404
Net Assets	100.0	403,489,027
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Non-income producing security.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2026.
Date shown reflects the earlier of demand date or stated maturity date.

(c)
Security is a “step-up” bond where the coupon increases or steps-up at a predetermined date. The range of rates shown is the current coupon rate through the final coupon rate, date shown is the final maturity date.

(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)	When-issued or delayed delivery securities included.
(f)	Security currently paying partial interest. The rate shown represents 30% of the original coupon rate.
(g)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(h)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(i)	Current yield; not a coupon rate.
(j)	Investment was valued using significant unobservable inputs.

144A: Security exempt from registration under Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AG: Assured Guaranty, Inc.
AMT: Subject to alternative minimum tax.
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2026 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$406,994,560	$—	$406,994,560
Corporate Bonds (a)	—	1,649,480	—	1,649,480
Closed-End Investment Companies	1,199,687	—	—	1,199,687
Open-End Investment Companies	239,896	—	—	239,896
Warrants	—	—	0	0
Total	$1,439,583	$408,644,040	$0	$410,083,623

(a)	See Investment Portfolio for additional detailed categorizations.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DSHYTFF-PH1